Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 235.4	$ 237.8
Work-in-process	25.1	23.0
Raw materials and supplies	90.6	93.9
Provision for obsolete finished goods and raw materials	(13.3)	(10.5)
Total inventories	$ 337.8	$ 344.2